Non-cash operating items	6 Months Ended
Jun. 30, 2026
Disclosure Changes In Non Cash Operating Items [Abstract]
Non-cash operating items	Non-cash operating items
The changes in non-cash operating items consist of the following:

(millions of U.S. dollars)	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Trade and other receivables	$137.7	$44.9	$132.9	$9.1
Fuel and natural gas in storage	(7.3)	(7.3)	14.9	9.8
Supplies and consumables inventory	(0.8)	3.6	1.5	(0.2)
Income taxes recoverable	5.3	1.1	0.8	4.6
Prepaid expenses	16.3	8.6	25.9	11.9
Accounts payable, accrued liabilities and other	6.7	17.3	(134.8)	(41.6)
Current income tax liability	(5.1)	0.9	5.6	(5.6)
Net regulatory assets and liabilities	9.8	(10.4)	(47.9)	(26.2)
	$162.6	$58.7	$(1.1)	$(38.2)